Appendix IV	12 Months Ended
Dec. 31, 2019
APPENDIX IV
APPENDIX IV

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2019

(Expressed in thousands of Euros)

	Balance at					Translation	Balance at
	12/31/2018	Additions	Business combinations	Transfers	Disposals	differences	12/31/2019
Land and buildings	—	728,246	—	381	(531)	6,750	734,846
Machinery	—	1,957	—	4,209	—	1	6,167
Computer equipment	—	3,324	—	3,156	(4)	28	6,504
Vehicles	—	14,346	—	20	(371)	35	14,030

Total cost of rights of use	—	747,873	—	7,766	(906)	6,814	761,547
Accum. amort. of land and buildings	—	(49,786)	—	—	287	58	(49,441)
Accum. amort of machinery	—	(1,768)	—	69	—	1	(1,698)
Accum. amort. of computer equipment	—	(2,204)	—	21	3	—	(2,180)
Accum. amort. of vehicles	—	(4,613)	—	—	231	12	(4,370)

Total accum. amort of rights of use	—	(58,371)	—	90	521	71	(57,689)
Carrying amount of rights of use	—	689,502	—	7,856	(385)	6,885	703,858